SCHEDULE OF CHANGES IN FAIR VALUE OF THE COMPANY LIABILITIES MEASURED USING LEVEL 3 INPUTS (Details) - USD ($)		3 Months Ended	9 Months Ended
	Jun. 06, 2025	Sep. 30, 2025	Sep. 30, 2025
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		$ 23,615,012	$ 23,615,012
Liabilities, Fair Value Disclosure		23,615,012	23,615,012
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		23,615,012	23,615,012
Acquisitions & Issuances		11,072,646	233,924,278
Payments
Change in Fair Value		575,714	(210,309,266)
Ending Balance		11,966,652
Liabilities, Fair Value Disclosure		23,615,012	23,615,012
Note Payable [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		1,750,140	1,750,140
Liabilities, Fair Value Disclosure		1,750,140	1,750,140
Note Payable [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		1,750,140	1,750,140
Acquisitions & Issuances			1,668,000
Payments
Change in Fair Value		4,140	82,140
Ending Balance		1,746,000
Liabilities, Fair Value Disclosure		1,750,140	1,750,140
CCS Note [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		5,253,117	5,253,117
Liabilities, Fair Value Disclosure		5,253,117	5,253,117
CCS Note [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		5,253,117	5,253,117
Acquisitions & Issuances		4,796,223	4,796,223
Payments
Change in Fair Value		456,894	456,984
Ending Balance
Liabilities, Fair Value Disclosure		5,253,117	5,253,117
Loan Payable To Related Party [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		10,731,267	10,731,267
Liabilities, Fair Value Disclosure		10,731,267	10,731,267
Loan Payable To Related Party [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		10,731,267	10,731,267
Acquisitions & Issuances		6,276,423	10,311,423
Payments
Change in Fair Value		340,844	419,844
Ending Balance		4,114,000
Liabilities, Fair Value Disclosure		10,731,267	10,731,267
Public Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		1,840,000	1,840,000
Liabilities, Fair Value Disclosure		1,840,000	1,840,000
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		1,840,000	1,840,000
Acquisitions & Issuances			121,900,000
Payments
Change in Fair Value		(230,000)	(120,060,000)
Ending Balance		2,070,000
Liabilities, Fair Value Disclosure		1,840,000	1,840,000
Private Placement Warrants [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		2,240,000	2,240,000
Liabilities, Fair Value Disclosure		2,240,000	2,240,000
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		2,240,000	2,240,000
Acquisitions & Issuances			88,768,000
Payments
Change in Fair Value		(192,000)	(86,528,000)
Ending Balance		2,432,000
Liabilities, Fair Value Disclosure		2,240,000	2,240,000
Loan Payable To Related Party Polar [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		1,800,489	1,800,489
Liabilities, Fair Value Disclosure		1,800,489	1,800,489
Loan Payable To Related Party Polar [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Beginning Balance		1,800,489	1,800,489
Acquisitions & Issuances	$ 6,480,632		6,480,632
Payments
Change in Fair Value	$ 195,837	195,837	(4,680,143)
Ending Balance		1,604,652
Liabilities, Fair Value Disclosure		$ 1,800,489	$ 1,800,489